FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:	12/31/2008

Is this a transition report?	N

Is this an amendment to a previous filing?	N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: RETIREMENT PLAN SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
B.	File Number: 811-08762
C.	Telephone Number: 303-737-3000

2.	A.	Street: 8515 EAST ORCHARD ROAD
B.	City: GREENWOOD VILLAGE
C.	State COLORADO
D.	Zip Code: 80111
E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small business investment company (SBIC)?	N
(If yes, complete only 89-110)

6.	Is Registrant a unit investment trust (UIT)?	Y
(If yes, complete only 111 through 133)

111.	A. Great-West Life & Annuity Insurance Company

B. 333-01173

C. Greenwood Village, CO 80111

112.

113.

114.	A.	GWFS Equities, Inc
B.	8-033854
C.	Greenwood Village, CO 80111

115.	A.	Deloitte & Touche LLP
B.	Denver, CO 80202

116.	A.	Y
B.	GREAT-WEST

117.	A.	Y
B.	Y
C.	N

D.	N
E.	N

118.	1

119.	0

120.

121.     0

122.	1

123.	$2,677

124.

125.	$0

126.	$0

127.	A.
B.
C.
D.
E.
F.
G.
H.
I.
J.	1	$34,322	$
K.
L.	1	$34,322	$

128.	N

131.	$66

132.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of: Colorado	Date: 02/27/2009

Name of Registrant, Depositor, or Trustee:

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

By:	/s/ Ryan L. Logsdon	Witness: /s/ Sharon K. Johnson
Ryan L. Logsdon	Sharon K. Johnson
AVP and Counsel	Business Support Administrator